Annual Fund Operating Expenses - Aristotle Core Bond Fund	Jul. 29, 2025
Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[1]
Expenses (as a percentage of Assets)	0.44%
Aristotle Core Bond Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[1]
Expenses (as a percentage of Assets)	0.48%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.35% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.09% for Class I (restated to reflect the current fee) and 0.13% for Class I-2 of the average net assets of the class.